   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 1997

                                                 SECURITIES ACT FILE NO. 2-10766
                                         INVESTMENT COMPANY ACT FILE NO. 811-123

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ----------
                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO.  69
                                      AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO.  68

                              THE COMPOSITE FUNDS
                 (FORMERLY COMPOSITE BOND & STOCK FUND, INC.)*
              --------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        601 WEST MAIN AVENUE, SUITE 300
                               SPOKANE, WA 99201
                   ----------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (509) 353-3486

                                  JOHN T. WEST
                              THE COMPOSITE FUNDS
                        601 WEST MAIN AVENUE, SUITE 801
                               SPOKANE, WA 99201
                    ---------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

         JOSEPH B. KITTREDGE, JR.                  LAWRENCE R. SMALL
              ROPES & GRAY                      PAINE, HAMBLEN, COFFIN
         ONE INTERNATIONAL PLACE                   BROOKE & MILLER
       BOSTON, MASSACHUSETTS  02110      717 WEST SPRAGUE AVENUE, SUITE 1200
                                                SPOKANE, WA 99201-3505

It is proposed that this filing will become effective (check appropriate box):

   [ ]      immediately upon filing pursuant to paragraph (b), or
   [ ]      on [date] pursuant to paragraph (b), or
   [ ]      60 days after filing pursuant to paragraph (a)(1), or
   [X]      75 days after filing pursuant to paragraph (a)(2), or
   [ ]      on [date] pursuant to paragraph (a) of Rule 485.

================================================================================

*Effective on or before December 31, 1997 (the "Effective Time"), Composite U.S. Government Securities Fund, Composite Income Fund, Composite Growth & Income Fund, Composite Cash Management Company Money Market Fund, Composite Cash Management Company Tax-Exempt Money Market Fund, Composite Tax-Exempt Bond Fund, Composite Northwest Fund and Composite Bond & Stock Fund, the eight initial series of shares of The Composite Funds, a Massachusetts business trust (the "Trust") will succeed to all of the assets, rights, obligations and liabilities of Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Equity Series, Inc., Composite Cash Management Company Money Market Portfolio, Composite Cash Management Company Tax-Exempt Portfolio, Composite Tax-Exempt Bond Fund, Inc., Composite Northwest Fund, Inc., and Composite Bond & Stock Fund, Inc., respectively. The Trust has expressly adopted the Registration Statement of Composite Bond & Stock Fund, Inc., as its own, effective as of the Effective Time, for all purposes of the Investment Company Act of 1940.

================================================================================

     This Post-Effective Amendment relates only to the Composite High Yield Fund series of The Composite Funds (the "Trust"). Information contained in the Registration Statement relating to the other series of the Trust is neither amended nor superseded hereby.

                             CROSS REFERENCE SHEET


                                     PART A
                                     ------


N-1A ITEM NO.
                          LOCATION

Item 1.   Cover Page..............................................        Cover Page
Item 2.   Synopsis................................................        Fee Table
Item 3.   Condensed Financial Information.........................        Not Applicable
Item 4.   General Description of the Registrant...................        The Fund's Investment
                                                                          and Risk Considerations
                                                                          Investment Restrictions
Item 5.   Management of the Fund..................................        Who We Are
                                                                          The Cost of Good
                                                                          Management
Item 6.   Capital Stock and Other Securities......................        Who We Are
                                                                          Distribution of
                                                                          Income and Capital
                                                                          Gains
                                                                          Income Taxes on Dividends and
                                                                          Capital Gains
                                                                          We're Here to Help You
Item 7.   Purchase of Securities Being Offered....................        The Cost of Good
                                                                          Management
                                                                          The Value of a Single
                                                                          Share
                                                                          How to Buy Shares
Item 8.   Redemption or Repurchase................................        How to Sell Shares
Item 9.   Pending Legal Proceedings...............................        Not applicable


                                     PART B
                                     ------


Item 10.  Cover Page..............................................        Cover Page
Item 11.  Table of Contents.......................................        Table of Contents
Item 12.  General Information and History.........................        Organization and Authorized Capital
                                                                          Who We Are
Item 13.  Investment Objectives & Policies........................        See Prospectus Page [   ]
                                                                          Investment Practices
                                                                          Investment Restrictions
                                                                          Brokerage Allocations and Portfolio Transactions
Item 14.  Management of the Fund..................................        The Fund and Its Management
Item 15.  Control Persons and Principal Holders of Securities.....        Trustees and Officers of the Fund
Item 16.  Investment Advisory and Other Services..................        The Investment Adviser
                                                                          Investment Management Services
                                                                          Distribution Services
                                                                          Custodian
Item 17.  Brokerage Allocation & Other Practices..................        Brokerage
                                                                          Allocations and Portfolio Transactions
Item 18.  Capital Stock and Other Securities......................        Organization and Authorized Capital
                                                                          Who We Are
                                                                          Voting Privileges
Item 19.  Purchase, Redemption and Pricing of Securities
          Being Offered...........................................        How Shares are Valued
                                                                          How Shares Can Be Purchased
                                                                          Redemption of Shares (Part A)
                                                                          Exchange Privilege
                                                                          Services Provided by the Fund
                                                                          Specimen Price
                                                                          Make-Up Sheet
Item 20.  Tax Status..............................................        Dividends, Capital Gain Distributions and Taxes
Item 21.  Underwriters............................................        Distribution Services
Item 22.  Performance Information.................................        Performance Information
Item 23.  Financial Statements....................................        Financial Statements and Reports

                              THE COMPOSITE FUNDS
                        601 WEST MAIN AVENUE, SUITE 300
                        SPOKANE, WASHINGTON  99201-0613
               TELEPHONE (509) 353-3550  TOLL FREE (800) 543-8072


This prospectus describes Class A, Class B, Class I and Class S shares of the Composite High Yield Fund (the "Fund"), one of nine series of The Composite Funds (the "Trust") and provides information on how you may invest in such
shares.   The Class A and Class B shares offer investors alternative ways of paying sales charges and distribution costs. Class I shares are not offered or sold to individual investors and Class S shares are sold exclusively to investors who open Composite Asset Management Accounts. See "Class I shares" and "Class S shares." Please read this prospectus before investing, and keep it for future reference. It contains useful information that can help you decide whether the investment goals of the Fund are right for you.

A Statement of Additional Information ("SAI") about the Fund, dated March 1, 1998, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference (considered legally a part of this prospectus). The SAI is available free upon request by calling the Trust at 800-543-8072.

THE FUND MAY INVEST WITHOUT LIMIT IN LOWER-RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. SEE "INVESTMENT PRACTICES -- LOWER-RATED SECURITIES."

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                                                       Page
                                                                                                       ----
CROSS REFERENCE SHEET....................................................................................  2

SUMMARY OF FUND EXPENSES.................................................................................  5

SUMMARY OF SIERRA TRUST FUNDS' EXPENSES..................................................................  7

THE FUND'S INVESTMENT AND RISK CONSIDERATIONS............................................................  8

     Investment Practices................................................................................  8

PERFORMANCE INFORMATION.................................................................................. 14

     Yield............................................................................................... 14
     Total Return........................................................................................ 14
     Total returns and yields are based on past results and are not a prediction of future performance... 14
     Obtaining Performance Information................................................................... 15

YOUR ACCOUNT............................................................................................. 16

     Ways to Set Up Your Account......................................................................... 16
     Individual or Joint Account......................................................................... 16
     Retirement16
     Gifts or Transfers to a Minor Child ("UGMA," "UTMA")................................................ 16
     Trust............................................................................................... 16
     Corporation or Other Organization................................................................... 17
     How to Invest in the Fund........................................................................... 17
     Buying Class A shares............................................................................... 19
     Buying Class B or Class S shares.................................................................... 20
     You must notify the Fund whenever you are entitled to a waiver of reimbursement of CDSC............. 21
     Buying Class I shares............................................................................... 22
     Distribution of income and capital gains............................................................ 22
     How to Sell Shares.................................................................................. 22
     IRAs and other tax-sheltered retirement plans....................................................... 23
     Exchange Privilege and Restrictions................................................................. 24
     Dividends, Capital Gains and Taxes.................................................................. 24
     The Fund in Detail.................................................................................. 25
     Organization........................................................................................ 25
     Composite, Its Affiliates and Service Providers..................................................... 25
     Adviser............................................................................................. 25
     Administrator, Transfer Agent and Custodian......................................................... 25
     Distributor......................................................................................... 25
     Management Fee...................................................................................... 27

DESCRIPTION OF SECURITY RATINGS.......................................................................... 28

                             SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

                                         CLASS A    CLASS B AND CLASS S   CLASS I
                                       -----------  --------------------  -------
Maximum Sales Charge Imposed
on Purchases
(as a percentage of offering price)       4.50%(1)         None            None
                                          -----            ----            ----

Maximum Sales Charge Imposed
on Reinvested Dividends
(as a percentage of offering price)       None             None            None
                                          -----            ----            ----

Deferred Sales Charge                     None(2)          5.00%           None
                                          -----            ----            ----

Redemption Fees(3)                        None             None            None
                                          -----            ----            ----

Exchange Fees(4)                          None             None            None
                                          -----            ----            ----


ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                         CLASS A    CLASS B AND CLASS S   CLASS I
                                       -----------  --------------------  -------
Management Fees
(after voluntary waiver/
reimbursement)(5)                           --%             --%             --%
                                          -----            ----            ----

12b-1 Fees(6)                             0.25%           1.00%             --%
                                          -----            ----            ----

Other Expenses(7)
(after reimbursement)                       --%             --%             --%
                                          -----            ----            ----

Total Fund Operating Expenses
(after voluntary waiver/
reimbursement)(8)                           --%             --%             --%
                                          -----            ----            ----

---------

(1) The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for the Fund.

(2) Certain investors who purchase Class A Shares at net asset value (sometimes referred to herein as "NAV") based on a purchase amount of $1 million or more may be subject to a 1.0% contingent deferred sales charge ("CDSC") on redemptions within one year of purchase or a 0.5% CDSC on redemptions after 1 year but within 2 years of purchase. Class A Shares purchased through a qualified 401(k) or 403(b) plan may, in certain circumstances, be subject to a CDSC of 1.0% if the shares are redeemed within two years of their initial purchase.

(3) A $10.00 fee may be charged for each wire transfer if shares are redeemed by wire transfer to a shareholder's pre-authorized designated bank account.

(4) Upon written notice to shareholders, the exchange privilege may be modified or terminated and/or the Trust may begin imposing a charge of up to $5.00 for each exchange. See "Your Account -- Exchange Privileges and Restrictions."

(5) Reflects voluntary waivers of management fees by Composite. In the absence of such voluntary waivers, estimated management fees would have been __% for the High Yield Fund.

(6) Of the 12b-1 fees for the Class B and Class S Shares, 0.75% represents an asset-based sales charge and 0.25% is a service charge. Due to the continuous nature of the 12b-1 fee, long-term shareholders of the Fund may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

(7) Estimated "other expenses" for the High Yield Fund, without reimbursements, would have been ___%.

(8) The total fund operating expenses set forth in the foregoing table reflect management fees and other expenses after voluntary waiver/reimbursement. Absent such fee waiver/reimbursement estimated total fund operating expenses would have been ___%.

EXAMPLE:

You would have paid the following expenses on a $1,000 investment at the end of each time period, assuming (1) 5% annual return and (2) reinvestment of all dividends and distributions.

CLASS A(1)
  1 YEAR                             $__
  3 YEARS                             __
  5 YEARS                             __
 10 YEARS

CLASS B AND CLASS S
(assuming a complete redemption
at the end of period)(2)
  1 YEAR                             $__
  3 YEARS                             __
  5 YEARS                             __
 10 YEARS(3)

CLASS B AND CLASS S
(assuming no redemption)(4)
  1 YEAR                             $__
  3 YEARS                             __
  5 YEARS                             __
 10 YEARS(3)

CLASS I
  1 YEAR                             $__
  3 YEARS                             __
  5 YEARS                             __
 10 YEARS                             __

---------

(1) Assumes deduction at the time of purchase of maximum initial sales charge for the Fund.

(2)  Assumes deduction of maximum applicable contingent deferred sales charge.


(3)  Assumes that conversion to Class A shares occurs after the eighth year.

     THESE EXAMPLES ARE NOT MEANT TO STATE ACTUAL OR EXPECTED EXPENSES OR RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN AS SHOWN. Absent the waiver of fees or expense reimbursements by Composite as described above, the amounts in the Example above would be greater. The purpose of this table is to assist the investor in understanding the various costs and estimated expenses that may be directly or indirectly borne by investors in the Fund.

THE FUND'S INVESTMENT AND RISK CONSIDERATIONS

The following section describes the investment objective and policies of the Fund and some of the risk considerations of investing in the Fund. The "Investment Practices" section that follows provides more detailed information about the investment practices of the Fund. Except as otherwise noted, the investment guidelines set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that cannot be changed without the approval of a majority of the Fund's outstanding shares is contained in the SAI.

The Fund invests, under normal market conditions, at least 65% of its assets in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Service or of equivalent quality as determined by Composite Research & Management Co. ("Composite"). The remainder of the Fund's assets may be invested in any other securities Composite believes are consistent with the Fund's objective, including higher-rated fixed income securities, common stocks and other equity securities. The Fund may invest in securities of foreign issuers. The Fund may also engage in hedging strategies involving equity options.

Securities rated below investment-grade (Baa by Moody's or BBB by S&P), as well as comparable unrated securities, are commonly known as "junk bonds," usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher rated securities. Both price volatility and illiquidity may make it difficult for the Fund to value or to sell certain of these securities under certain market conditions. Prices of non-investment-grade debt securities may be affected by legislative and regulatory developments. For further information, see the SAI.

Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of Composite, has had primary responsibility for the day-to-day management of the Fund's portfolio since its inception and has been employed by Composite since 1992.

INVESTMENT PRACTICES

The following pages contain more detailed information about types of securities in which the Fund may invest, strategies Composite may employ in pursuit of the Fund's investment objective, and a summary of risks and restrictions associated with these securities and investment practices. The Fund's NAV will fluctuate as the values of the securities it owns change. There are many factors that influence fluctuations in the market value of securities owned by the Fund. An individual security's price can be affected by such factors as poor earnings reports by its issuer, litigation, loss of major customers, or changes particular to its industry. For more information see the SAI. All policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. These securities involve the risks described under "Foreign Investments" below.

BORROWING. The Fund may borrow money from banks solely for temporary or emergency purposes in an amount up to [30]% of its net assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. Leveraging, which is speculative, will magnify declines as well as increases in the value of the Fund's shares and increases the yield on the Fund's investments.

In order to seek a high level of current income, the Fund may enter into dollar rolls, in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date, which, under the Investment Company Act, as amended ("Investment Company Act"), may be considered borrowings from the counterparty. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long- term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested in long-term bonds, the proceeds are subject to the higher volatility in price of such long-term bonds in comparison to short-term bonds. See "Fixed-Income Obligations and Securities" below.

The Fund may engage in reverse repurchase agreements, which under the Investment Company Act may be considered borrowings by the seller. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse purchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS. The Fund may invest assets in debt securities issued or guaranteed by supranational organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

EXCHANGE RATE-RELATED SECURITIES. The Fund may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities involve the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by the Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by the Fund may be subject to the risk of default.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Fund may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

The Fund may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Securities purchased by the Fund may include floating rate, inverse floating rate and variable rate obligations, including variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, the Fund may purchase unrated notes that are determined by Composite to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for the Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a multiple of the change in the index rate, which may lead to greater volatility in their market values.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may engage in foreign currency exchange transactions. The Fund authorized to buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when Composite believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, Composite will enter into foreign currency exchange contracts only with parties approved by the Board of Trustees.

The Fund may maintain "short" positions in forward currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency - for example, to exchange an amount of Japanese Yen that it does not own for a certain amount of U.S. dollars
- at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange.

Use of currency hedging techniques may be limited by the need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN INVESTMENTS. The Fund may invest in securities of foreign issuers.
There are certain risks involved in investing in foreign securities, including those resulting from (i) fluctuations in currency exchange rates, (ii) devaluation of currencies, (iii) future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, (iv) reduced availability of public information concerning issuers, and (v) the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. The risks associated with foreign securities may be greater for securities of issuers in developing countries, commonly known as "emerging markets."

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange ("NYSE"). Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. In addition, foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Fund's net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in government stripped mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions (principal-only or "PO strips") or interest distributions (interest-only or "IO strips") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Backed Securities" below. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying PO and IO strips mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund's not fully recovering its initial investment in an IO strip. There can be no assurance that the Fund will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so. The Fund will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When Composite believes that it would be beneficial to the Fund and appropriate under the circumstances, the Fund may invest its assets in securities of mutual funds that are not affiliated with Composite. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. [In addition, the Fund may invest Fund assets in money market funds affiliated with Janus Capital Corporation ("Janus"), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.]

ILLIQUID SECURITIES. Up to 15% of the net assets of the Fund may be invested in securities that are not readily marketable. Such illiquid securities may include
(1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under federal securities laws (excluding Rule 144A Securities, described below). The Fund will not include for purposes of the restrictions on illiquid investments securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended, so long as such securities meet liquidity guidelines established by the Board of Trustees.

LENDING OF SECURITIES. The Fund has the ability to lend portfolio securities up to 20 % of total assets to brokers and other financial organizations. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.

LOAN PARTICIPATIONS. The Fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. Participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited. See the SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed U.S. Government securities that represent interests in a pool of mortgage loans. In addition, the Fund may invest in commercial mortgage-backed securities, which are similar to the above Mortgage-Backed Securities, except they are issued by non-governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, they typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in a loss of the Fund's principal investment. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

The Fund may also purchase asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

REITS. Real estate investment trusts, known as "REITs," involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be effected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements, which are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for the Fund as stated elsewhere in the prospectus and SAI, the Fund, may, but is not required to, utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Fund may purchase and sell, to the extent not otherwise limited or restricted for the Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The use of Strategic Transactions involves special considerations and risks, for example (1) the ability of the Fund to utilize these Strategic Transactions successfully will depend on the ability of Composite to predict pertinent market movements; and
(2) there might be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions. Strategic Transactions can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements or of unfavorable currency fluctuations in the related portfolio or currency positions, but can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in positions. The Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes. For more information, see the SAI.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA Bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC Bonds).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. However, if Composite were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to then-current market values.

When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

PERFORMANCE INFORMATION

YIELD

From time to time, the Fund may advertise 30-day yield. The 30-day yield of the Fund refers to the income generated by an investment in the Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund during the period by the maximum public offering price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum public offering price. In addition, the Fund may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the public offering price per share.

TOTAL RETURN

From time to time, the Fund may advertise its average annual total return over various period. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested. Figures will be given for recent one-, five- and ten-year periods (or from commencement of the Fund's operations) and may be given for other periods.

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return may also show total return without giving effect to sales charge. Similarly, the Fund may provide yield quotations in investor communications based on the Fund's NAV (rather than its public offering price) on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE.

Performance information is computed separately for each class of shares. Because Class B and Class S shares bear the expense of the higher distribution and service fees, it is expected that performance for such shares will be lower than that for the Fund's Class A or Class I shares. Because Class I shares do not bear any distribution or service fees, performance for Class I shares will be higher than that for the Fund's other classes of shares.

OBTAINING PERFORMANCE INFORMATION

The Fund's strategies, performance, and holdings are detailed twice a year in fund reports, which are sent to all shareholders. The SAI describes the methods used to determine the Fund's performance. Shareholders may call 800-543-8072 for performance information. [Shareholders may make inquiries regarding the Fund, including current total return figures, to any authorized dealer, or by calling Composite Funds Distributor, Inc. at 800-543-8972.]

YOUR ACCOUNT

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT ACCOUNT

Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

  (1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

  (2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.



RETIREMENT

Retirement plans generally protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

 .INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") allow persons of legal age and under 70 1/2 years old with Adjusted Gross Income ("AGI") of less than $40,000 (or $60,000 if married and filing jointly) to protect up to $2,000 (subject to certain limitations for single persons with AGI equal to or greater than $30,000 and married persons who file jointly with AGI equal to or greater than $50,000) per tax year from certain tax effects. If your spouse does not work, you can protect an additional $2,000 per year in your spouse's name.

 .ROTH IRAS allow persons of legal age with AGI not exceeding $110,000 (or $160,000 if married and filing jointly) to protect up to $2,000 (subject to certain limitations for single persons with AGI equal to or greater than $95,000 and married persons who file jointly with AGI equal to or greater than $150,000) per tax year from certain tax effects.

 .ROLLOVER IRAS permit persons to retain special tax advantages for certain transfers from employer-sponsored retirement plans (often occurring when a person changes employers).

 .SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.


GIFTS OR TRANSFERS TO A MINOR CHILD ("UGMA," "UTMA")

These gifts or transfers provide a way to give money to a child and obtain tax benefits. A parent or grandparent can give up to $10,000 a year to each child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).



TRUST

Trusts can be used for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.

CORPORATION OR OTHER ORGANIZATION

Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.


HOW TO INVEST IN THE FUND


                              TO OPEN AN ACCOUNT: MINIMUM $250            TO ADD TO AN ACCOUNT: MINIMUM $100
                        ---------------------------------------------   ---------------------------------------
BY PHONE                .  Exchange from another Fund,                     .  Exchange from another Fund,
800-543-8072               SPIF or SAM Portfolios account with same           SPIF or SAM Portfolios account
                           registration, including name, address,             with the same registration,
                           and taxpayer ID number (social security            including name, address, and
                           number for an individual).                         taxpayer ID number.

                        .  Call Shareholder Services at 800-543-           .  Call Shareholder Services at
                           8072. (6:00 a.m. to 6:00 p.m., Pacific             800-543-8072
                           Time/9:00 a.m. to 9:00 p.m., Eastern
                           Time, Monday through Friday and 6:00
                           a.m. to 3:00 p.m., Pacific Time/9:00
                           a.m. to 6:00 p.m., Eastern Time, on
                           Saturdays)


BY MAIL                 .  Complete and sign the application. Make         .  Make your check payable to the
                           your check or negotiable bank draft                Fund in which you wish to invest.
                           payable to the Fund in which you wish to           Indicate your Fund account number
                           invest.                                            on your check.
                           Third-party checks are not accepted.               Include the "next investment" stub
                                                                              from your previous account
                           Mail the completed application form and            statement. Mail the check and stub
                           check to:                                          to the address printed on your
                           The Composite Funds                                account statement.
                           [c/o First Data Investor Services Group
                           P.O. Box 5118]                                  .  Exchange by mail: call 800-543-8072
                           Westboro, MA 01581-5118                            for instructions.


BY WIRE                 1. Telephone Shareholder Services and give         .  Instruct your bank/financial
                           the (a) name of the account as you wish            institution to wire Federal Funds as
                           it to be registered; (b) address of the            described at left under paragraph 2.
                           account; (c) taxpayer ID number (social
                           security number for an individual); and
                           (d) Fund name and class of shares.

                        2. Instruct your bank to wire Federal Funds
                           exactly as follows:
                           [Boston Safe Deposit Trust
                           Boston, MA
                           ABA# 011-001234
                           For credit to: The Composite Funds
                           Account #132012]
                           (Fund Name and Class of Shares)
                           (Customer's Name)





                           (Customer's Social Security Number)

                        3. Mail the completed application form to:
                           The Composite Funds
                           [c/o First Data Investor Services Group
                           P.O. Box 5118
                           Westboro, MA 01581-5118]


AUTOMATICALLY           1. Obtain and complete an application form.        .  Pre-authorized periodic investments
                                                                              are now processed automatically.
(MINIMUM NEW ACCOUNT    2. Attach a voided check or deposit slip              (Minimum Amount $25)
AMOUNT $100)               from the bank account you would like the
                           investments transferred from and indicate
                           either the day of the week or day(s) of
                           the month when the purchase would occur.

                        3. Mail the application to the address
                           listed above.


INVESTMENT IN FUNDS THROUGH A [SAM] ACCOUNT. In addition to the diversification among individual securities you receive by investing in the Fund, you may be able to further diversify risk by spreading your assets among several different Composite Funds that each have different risk and return characteristics. [SAM] is an active investment management service offered by [Sierra Investment Services Corporation ("Sierra Services")], the [SAM] investment adviser, that allocates your investments across a combination of either Class A or Class S shares of certain of the Composite Funds selected to meet long-term investment objectives as well as, in certain circumstances, current income objectives.

[Sierra Services] has developed investment strategies for [SAM] accounts to meet the diverse financial needs of different investors. You can open a [SAM] account by meeting with one of the investment professionals of an authorized dealer who will review your situation and help you identify your long-term investment objectives. After using [SAM] criteria to determine your long-term objectives, you can choose one of several investment strategies. Based on your chosen strategy, your initial investment will be allocated among a number of the Composite Funds and the Class A or Class S shares of such Composite Funds. Depending on market conditions, [Sierra Services] from time to time (normally quarterly) reallocates the combination of Composite Funds or the amounts invested in the respective Class A or Class S shares of each to implement your [SAM] investment strategy. In addition, your [SAM] account will be periodically rebalanced to maintain your [SAM] strategy's current asset allocation mix, if and when the Composite Funds' performance unbalances the strategy's mix. You will pay [Sierra Services] a fee for the [SAM] account service that is in addition to and separate from the fees and expenses you will pay directly or indirectly as an investor in the Composite Funds.

From time to time, one or more of the Composite Funds used for investment by the [SAM] accounts may experience relatively large investments or redemptions due to [SAM] account allocations or rebalancings recommended by [Sierra Services]. These transactions will affect the Fund, because of the Fund experiences redemptions as a result of reallocations or rebalancings, it may have to sell portfolio securities, and if it receives additional cash, it will have to invest the cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Composite, representing the interests of the Fund, is committed to minimizing the impact of [SAM] account transactions on the Fund; [Sierra Services], representing the interest of the [SAM] accounts, is also committed to minimizing such impact on the Fund to the extent it is consistent with pursuing the investment objective of the [SAM] accounts. Composite and [Sierra Services] will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same professionals. Composite will monitor the impact of [SAM] account transactions on the Fund.

BUYING CLASS A SHARES

The offering price for Class A shares is the NAV next calculated after receipt of a properly completed purchase order, plus an initial sales charge as shown in the table below. Sales charges may be reduced or waived as discussed following the table. The final column in the table indicates what dealers receive for selling Class A shares.



                                                  Reallowed
                              Sales charge       to dealers
                          --------------------   ----------
                            % of      % of net      % of
      Purchase of         offering     amount     offering
     Class A shares        price      invested      price
----------------------    --------   ---------    ---------

Less than $50,000           4.50%        4.71%      4.00%
$50,000 to $100,000         4.00         4.17       3.50
$100,000 to $250,000        3.50         3.63       3.00
$250,000 to $500,000        3.00         3.09       2.50
$500,000 to $1,000,000      2.00         2.04       1.75
$1,000,000 and above        None*        None*      None*

* See net asset value purchases.

Example: An investor considers putting $1,000 into the Fund's Class A shares. Based on the first column in the above table, ___% of the $1,000 would pay for a sales charge. The charge would be $45.00, which is ___% of the net investment of $____, as the next column shows. The dealer selling the shares would be paid $__ of the $45.00, which is ___% of $1,000, as the last column shows.

The following is a summary of information on reduced sales charges for which an investor may be qualified. This summary refers to the data in the above tables that cover purchases of $50,000 or more.

CUMULATIVE DISCOUNT. This allows current purchases to qualify for the foregoing discounts by including the value of shares of Composite Funds that were purchased subject to an initial or contingent deferred sales charge. The discount will be based on the amount of the new purchase plus the current offering price of shares owned at the time of the purchase. Those eligible for a cumulative discount include individuals, immediate family members or trustees purchasing for single fiduciary accounts.

LETTER OF INTENT. This discount is for purchases made over an extended period. It provides for a cumulative discount on the same basis as explained in the previous paragraph if the following conditions are met: Purchases of Class A shares must be made within a 13-month period that begins no earlier than 90 days before the submission of a letter of intent from the investor to the Fund. For more information about this discount, please contact Composite Funds Distributor (the "Distributor") or an investment representative.

REINVESTMENT. Redemption proceeds of Class A shares that were subject to a sales charge when first purchased may be reinvested in Class A shares within 120 days without incurring another initial sales charge.

NET ASSET VALUE PURCHASES. There is no initial sales charge on Class A purchases of $1 million or more but such shares may be subject to a contingent deferred sales charge of 1.00% or .50%, if redeemed during the first or second year after purchase, respectively.

Qualified employee benefit plans (including SEPs and SIMPLEs) that have more than 10 participants or that have more than $25,000 invested in those Composite Funds may purchase shares without an initial sales charge. However, a contingent deferred sales charge of 1% may be imposed on the amount that was invested through such a plan in Class A shares and that is redeemed (i) if, within the first two years after the plan's initial investment in the Composite Funds, the named fiduciary of the plan withdraws the plan from investing in the Composite Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant within two years of the plan participant's purchase of such Class A shares. The contingent deferred sales charge will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or post purchase disability of a shareholder (including one who owns the shares as joint tenant).

Class A shares may be purchased at net asset value, and in any amount, by officers, directors and employees of Composite or its affiliates, or companies which have entered into selling agreements with the Distributor, and to certain family members of such individuals. The purchase must be for investment purposes only and may not be resold other than through redemption by the Fund. The Fund may also offer their shares at net asset value [to investors who use the redemption proceeds from mutual funds outside the Composite Funds (excluding money market funds);] to certain retirement plans; and to brokers, dealers or registered investment advisers who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products made available to their clients for which they may charge a separate fee. The Distributor will pay authorized dealers commissions on certain net asset value purchases as described in the Statement of Additional Information.

CONSULT AN INVESTMENT REPRESENTATIVE OR SEE THE STATEMENT OF ADDITIONAL INFORMATION IF YOU THINK YOU MAY QUALIFY FOR ANY OF THESE PURCHASE PLANS. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE WHENEVER A REDUCED SALES CHARGE OR NET ASSET VALUE PURCHASE APPLIES.

BUYING CLASS B OR CLASS S SHARES

Class B and Class S shares are offered at the NAV next calculated after receipt of a properly completed purchase order without an initial sales charge. The entire amount of the purchase is invested in the Fund. However, Class B and Class S shares have higher distribution and service fees than Class A shares for eight years. Also, if Class B or Class S shares are redeemed within six years of purchase (four years in the case of Class B shares of the Short Term High Quality Bond Fund), a contingent deferred sales charge generally must be paid.

Those charges and fees help make it possible for the Fund to sell Class B or Class S shares without sales charges at the time of purchase.

The proceeds from any contingent deferred sales charges are paid to the Distributor to defray expenses for providing distribution services for Class B or Class S shares. Examples of such expenses include compensation to sales people and selected dealers. The Distributor currently pays authorized dealers commissions of 4.00% of the price of shares sold by them.

CONTINGENT DEFERRED SALES CHARGE. Class B and Class S shares redeemed within six years of purchase are subject to a contingent deferred sales charge according to the following schedule. Class B and Class S shares purchased by exchange will be subject to a contingent deferred sales charge using the schedule of the Composite Fund into or from which the shares were exchanged that would result in the greatest contingent deferred sales charge applicable to such shares. Shares purchased through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

                    Year of                         Contingent
                  Redemption                         Deferred
                  After Purchase                    Sales Charge

                 First.........................        5.00%
                 Second........................        4.00%
                 Third.........................        3.00%
                 Fourth........................        3.00%
                 Fifth.........................        2.00%
                 Sixth.........................        1.00%
                 Seventh and
                 following.....................           0%


The contingent deferred sales charge is calculated by applying the above percentages to whichever of the lesser of the NAV of the redeemed shares at the time they were purchased or the NAV of the redeemed shares at the time of redemption.

This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the order that results in the lowest possible rate being charged. Accordingly, they will be redeemed first from: shares purchased through reinvested dividends or capital gain distributions and then in the order of purchase.

Here is an example:

An investor purchases 100 Class B shares at $10 per share -- for a total cost of $1,000. In the second year after the purchase, the NAV has risen to $12 per share, and the investor has acquired 10 more shares through dividend reinvestment.

At that time, the investor decides to make the first redemption. The transaction includes 50 shares at $12 per share -- for a total of $600.

The first 10 shares to be redeemed will not be subject to any charge because of the 10 shares received from dividend reinvestment. See item 1) just above this example.

As for the other 40 shares, the charge will be applied only to the original cost of $10 per share. The NAV increase of $2 per share will not be considered. As a result, $400 of the redemption proceeds (40 x $10) will be charged a rate of 4%, which is the second-year rate shown in the table above. The resulting sales charge will be 4% x $400, which will be $16.

The contingent deferred sales charge may be waived for redemptions of Class B shares under these circumstances:

1) Following the death or post purchase disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code
2) In connection with certain distributions from an IRA or other retirement plan, as described in the SAI
3) According to the Fund's systematic withdrawal plan -- but limited to 12% annually of the value of the Fund account at the time the plan is established; and
4) In connection with the liquidation by the Fund of a shareholder's account as described under "How to sell shares."

REINVESTMENT. You may reinvest in Class B shares within 120 days of redemption and receive reimbursement credited to your account for any contingent deferred sales charge you previously paid. The holding period of such shares for purposes of determining any contingent deferred sales charges ("CDSC") conversion to Class A shares shall be the date from the initial purchase of such shares as described in the following section.

YOU MUST NOTIFY THE FUND WHENEVER YOU ARE ENTITLED TO A WAIVER OF REIMBURSEMENT OF CDSC.

CONVERSION FEATURE. Class B and Class S shares that remain outstanding for eight years will convert to Class A shares of the same Fund. The basis for this will be the relative NAVs at the time of conversion.

Some investors buy shares at several different times and reinvest dividends and capital gains over an extended period. Each time a conversion takes place, a pro-rata portion of shares of the same class acquired through the reinvestment of dividends and capital gain distributions also will convert to Class A shares.

The conversion of Class B and Class S shares to Class A shares is subject to a favorable ruling from the Internal Revenue Service or the continuing availability of an opinion of legal counsel that such conversion will not be subject to federal income taxes. There cannot be any assurance that a ruling or opinion will be available. If they should not be available, the conversion of Class B shares to Class A shares would not occur and those shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

[Class B shares of the Fund, other than Class B shares purchased by exchange of Class B shares that, when originally purchased, were subject to a lower contingent deferred sales charge than that applicable to Class B shares of the Fund, may be exchanged for Class S shares of a Composite Fund if the investor has an existing [SAM] account or opens a [SAM] account and meets the investment minimum for such [SAM] account.]

BUYING CLASS I SHARES

Class I shares are sold exclusively to the various investment portfolios of [Sierra] Asset Management Portfolios. Class I shares are sold at the net asset value next determined after receipt of a properly completed purchase order. For more information about [Sierra] Asset Management Portfolios, consult your investment representative or call the Distributor.

DISTRIBUTION OF INCOME AND CAPITAL GAINS

The Fund distributes dividends from net investment income (which is essentially interest and dividends from securities held), minus expenses. It also makes capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined for the Fund. The Fund distributes capital gains, if any, at least annually, normally in December. Dividends from the net investment income of the Fund will normally be declared [daily and paid monthly].

You have four choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Fund's offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund.

REINVEST DIVIDENDS IN ANOTHER COMPOSITE FUND. Income dividends may be automatically invested in the same class of shares of another Fund provided that Fund is available for sale in your state of residence.

CASH PAYMENT OF INCOME AND REINVESTMENT OF ANY CAPITAL GAINS. With this option, income dividends are deposited to your pre-authorized bank account or paid by check. Any capital gain distributions are reinvested in additional shares of the Fund.

CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Fund reserves the right to reinvest your check at the then-current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Fund may also automatically reinvest dividends or distributions of $10 or less.

HOW TO SELL SHARES

You may redeem shares at any time. The price paid per share will be the next NAV that is calculated (less any applicable CDSC).

TELEPHONE. You may authorize telephone transactions on your Fund account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 1-800-543-8072. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account. Exchanges also may be made by telephone. (See the previous section for more information.)

It may be difficult to reach the Trust offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. Calls requesting telephone redemption or exchanges during periods of unusual market activity that are received after business hours will be recorded and returned in the order they were received.

For your protection, all telephone instructions are verified by requesting personal shareholder information, providing written confirmations of each telephone transaction, and recording telephone instructions. The Transfer Agent may require a Letter of Authorization, other documents, or authorization from your broker to initiate telephone redemptions of $25,000 or more that are not directed to your pre-authorized bank or broker account. If these or other reasonable procedures are used, neither the Transfer Agent nor the Fund will be liable for following telephone instructions which they reasonably believe to be genuine. Shareholders assume the risk of any losses in such cases. However, the Transfer Agent or the Fund may be liable for any losses because of unauthorized or fraudulent telephone instructions if they fail to follow reasonable procedures.

WRITTEN REQUEST. Redemptions also may be requested by writing the Trust offices. Written requests may require a signature guarantee, as discussed below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration also require signature guarantees. For your protection, the signature(s) must be guaranteed by an officer of a U.S. bank belonging to the Federal Reserve System, a member of the Stock Transfer Association Medallion Program, or a member of the National Association of Securities Dealers, Inc.

PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check. In that case, redemption proceeds may be delayed for up to 15 days, until the Transfer Agent verifies collection of the check. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank also may charge a fee.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals on a periodic basis. A $5,000 minimum balance is required to establish a systematic withdrawal plan in the Fund account. Shares of the Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. Class B and Class S shareholders may use a systematic withdrawal plan to redeem up to 12% of the beginning balance annually without incurring a contingent deferred sales charge. The beginning balance is the Fund account balance at the time the plan is established.

OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 90 days, written notice if the total account value falls below a minimum (currently $700 or, in the case of an IRA account, $500) when any transfer or redemption is made. Shares will be redeemed at the next calculated NAV on the day the account is closed. To prevent an account closure, investors may purchase shares to bring their account balance above the minimum during the 90-day grace period.

IRAS AND OTHER TAX-SHELTERED RETIREMENT PLANS

Shares in the Fund may be appropriate for many retirement plans, including IRAs. Retirement plan contributions are tax deductible in some cases, and earnings compound on a tax-deferred basis until withdrawn.

From time to time, Composite Funds Distributor, Inc. (the "Distributor") or its affiliates may offer "IRA bonuses" on IRA rollovers and transfers to IRA accounts maintained by them. The Fund does not pay any portion of these bonuses. The products purchased through these rollovers and transfers may include the Fund. This payment may be considered a reduction in the Distributor's sales charge.

Information about IRAs and other qualified retirement plans is available from the Fund offices or your investment representative.

EXCHANGE PRIVILEGE AND RESTRICTIONS

You may exchange shares of the Fund for shares of the same class of any other Composite Fund. In addition, it is expected that you will be able to exchange shares of any Composite Fund for shares of the same class of any other Composite Fund beginning in the 2nd quarter of 1998.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund into or from which the shares were exchanged that would result in the greatest contingent deferred sales charge applicable to such shares. Shares exchanged from a Money Market fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a fund that imposes an initial or contingent deferred sales charge. Shares of the Fund may also be exchanged for ______________. [Sierra Prime Income] Fund is subject to the availability of shares of [Sierra Prime Income] Fund for exchange purposes as stated in the prospectus and statement of additional information of [Sierra Prime Income] Fund. Also, although shares of [Sierra Prime Income] Fund may be exchanged for shares of the Fund, such exchanges are permitted approximately once each calendar quarter so long as [Sierra Prime Income] Fund makes a repurchase offer for its shares in such quarter and so long as the [Sierra Prime Income] Fund repurchase offer is sufficiently large to include [Sierra Prime Income] Fund shares tendered for exchange. For more information about [Sierra Prime Income] Fund, please consult your investment representatives or call the Distributor.

All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and, consequently, may be disallowed. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.


DIVIDENDS, CAPITAL GAINS AND TAXES

You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares. You will be advised annually as to the amount and tax status of these dividends and distributions.

Generally, dividends paid by the Fund from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but less than 18 months, and from net gains on securities held for more than 18 months are taxable as such, regardless of how long you have held your shares. If your shares are in an IRA or another qualified retirement plan, you will not have to pay tax on the reinvested amount until funds are withdrawn.

The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute its ordinary income and capital gain net income accordingly. Because of this, the Fund does not anticipate being subject to federal income or excise taxes on earnings it distributes to shareholders.

Because of tax law requirements, you must provide the Fund an accurate and certified Social Security number or taxpayer identification number to avoid the 31% "back-up" withholding tax.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUND. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE INVESTING IN THE FUND.

HOW NAV IS DETERMINED. Portfolio securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

The Fund reserves the right to suspend the offering of shares of any class at any time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in the opinion of the Distributor they are of a size that would disrupt management of the Fund.

SHAREHOLDER SERVICES MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

THE FUND IN DETAIL

ORGANIZATION

The Fund is a series of The Composite Funds, a Massachusetts business trust organized on ___________, 1997 (the "Trust").

THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. As a series Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. When matters are submitted for shareholder vote, shareholders of each class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held and will have exclusive voting rights with respect to matters pertaining solely to such class, respectively.

COMPOSITE, ITS AFFILIATES AND SERVICE PROVIDERS

ADVISER

The Fund is managed by Composite Research & Management Co., which is referred to as Composite in this Prospectus.

In connection with its service as investment adviser to the Fund, Composite may engage one or more sub-adviser to provide investment advisory services and may change or eliminate any such sub-adviser if it deems such action to be in the best interests of the Fund and its shareholders.

Composite is an indirect wholly- owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"). Washington Mutual is a publicly owned financial services company. As of June 30, 1997, Composite and its affiliates had total assets under management of approximately $___ billion.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

Murphey Favre Securities Services, Inc. provides shareholder service and other administrative services. Sierra Administration is under common control with Composite and Sierra Services. Sierra Administration is located at 9301 Corbin Avenue, Northridge, California 91324.

DISTRIBUTOR

Composite Funds Distributor, Inc. is the distributor of the Class A, Class B, Class I and Class S shares of the Fund. The Distributor, located at 1201 Third Avenue, Suite 780, Seattle, WA 98101, is an indirect wholly owned subsidiary of Washington Mutual.

The Fund has three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class S shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of .25% of the average daily net assets of each class. In addition, the Distributor is paid an annual fee as compensation in connection with the offering and sale of Class B and Class S shares of the Fund at an annual rate of .75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares of the Fund, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, these Rule 12b-1 Plans are characterized by the SEC as "compensation" plans.

In addition to providing for the expenses discussed above, each Rule 12b-1 Plan also recognizes that Composite may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of the Fund, material compensation in the form of merchandise or trips. Salespersons and any other person entitled to receive any compensation for selling or servicing the Fund's shares may receive different compensation with respect to one particular class of shares over another.

PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Fund are placed by Composite with broker-dealers that it selects. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Composite. The Fund may, at the discretion of Composite, utilize authorized dealers or brokers affiliated with Composite in connection with a purchase or sale of securities in accordance with rules adopted or exemptive orders issued by the SEC.

The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. The Fund estimates that its portfolio turnover rate for its first fiscal year will not exceed ___%.

MANAGEMENT FEE

The management fee is calculated and paid to Composite every month. The management fee for the Fund is based upon a percentage of the average net assets of the Fund. Absent fee waivers, the total management fee for the Fund as provided in the investment advisory agreement of the Fund is as follows:


 Amount of
   Assets               After 50;  After 75;  After 100;  After 125;  After 150;  After 200;  After 300;  After 400;  Over
  ($ Mil.)    First 50   next 25    next 25    next 25     next 25     next 50     next 100    next 100    next 100    500
------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----
High Yield

------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----

------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----

------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----

------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----

------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----

------------  --------  ---------  ---------  ----------  ----------  ----------  ----------  ----------  ----------  ----




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE TRUST'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

================================================================================

                        DESCRIPTION OF SECURITY RATINGS


Moody's Investors Service, Inc. (Moody's)

Corporate and Municipal Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Standard & Poor's (S&P)

Corporate and Municipal Ratings

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only to a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest.

While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of debt service payments are jeopardized.

Commercial Paper

A1 and Prime 1 commercial paper ratings issued by Moody's Investors Services, Inc. (Moody's) and Standard & Poor's (S&P) are the highest ratings these corporations issue.

Among factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which maybe inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Commercial paper rated A1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A1, A2 or A3.

ABSENCE OF RATING:

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to quality of the issue. Should no rating be assigned, the reason may be one of the following:

1.       An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.       There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published.

                                  STATEMENT OF
                                   ADDITIONAL
                                  INFORMATION
                                 March 1, 1998

                    COMPOSITE HIGH YIELD FUND (the "Fund"),
                                  a series of
                       The Composite Funds (the "Trust")
                         601 W. Main Avenue, Suite 801
                             Spokane, WA 99201-0613
                            Telephone: 509-353-3550
                            Toll free:  800-543-8072


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS (THE "PROSPECTUS") OF THE FUND DATED MARCH 1, 1998, WHICH CAN BE OBTAINED WITHOUT CHARGE BY CONTACTING THE FUND AT THE ABOVE ADDRESS.

                               TABLE OF CONTENTS


                                                   PAGE
                                                   ----
THE FUND AND ITS MANAGEMENT........................  2

DISTRIBUTION SERVICES..............................  7

HOW SHARES ARE VALUED..............................  8

HOW SHARES CAN BE PURCHASED........................  8

REDEMPTION OF SHARES............................... 10

EXCHANGE PRIVILEGE................................. 11

SERVICES PROVIDED BY THE FUND...................... 11

TAX-SHELTERED RETIREMENT PLANS..................... 11

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES.... 12

INVESTMENT PRACTICES............................... 13

INVESTMENT RESTRICTIONS............................ 14

PERFORMANCE INFORMATION............................ 15

BROKERAGE ALLOCATIONS AND PORTFOLIO TRANSACTIONS... 16

GENERAL INFORMATION................................ 17

THE FUND AND ITS MANAGEMENT

The Investment Adviser

The Fund is managed and investment decisions are made under the supervision of Composite Research & Management Co. ("Composite"). Decisions to buy, sell, or hold a particular security are made by an investment team of Composite, approved by an investment committee of Composite, subject to the control and final direction of the Board of Trustees.

Investment Management Services

Advisory fees and services performed by Composite are discussed in the Prospectus. The Investment Management Agreement (the "Agreement") between the Fund and Composite require Composite to furnish suitable office space, research, statistical and investment management services to the Fund. They will be approved by shareholders and will continue in effect provided each is approved at least annually by the Board of Trustees (including a majority of the Trustees who are not parties to, or "interested persons," as defined in the Investment Company Act of 1940, of parties to, the Agreement) by votes cast in person at a meeting called for the purpose of voting on such approval;

                                       2
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or by vote of a majority of the outstanding shares of the Fund. The Agreement can be terminated by either party on sixty (60) days' notice, without penalty, and each provides for automatic termination upon its assignment.

Under the provisions of the Investment Company Act of 1940 and as used elsewhere in the Prospectus and this statement of additional information, the phrase "vote of the majority of the outstanding shares of the Fund" means the vote at any meeting of shareholders of (a) 67% or more of the shares present at such meeting, if the shareholders of more than 50% of the outstanding shares are present or represented by proxy; or (b) more than 50% of the outstanding shares, whichever is less.

[Composite has agreed that should the expenses of the Fund (excluding taxes, interest and any portfolio brokerage and the .75% Class B and Class S distribution fees) exceed in any fiscal year ___% of the average net assets of the Fund, it will reimburse the Fund for such excess.]

The Agreement provides that the advisory fee paid to Composite by the Fund will be based solely on the individual assets of the Fund. Under the terms of the Agreement, the Fund is required to pay fees of Trustees not employed by Composite or its affiliates, custodial expenses, brokerage fees, taxes, auditing and legal expenses, costs of issue, transfer, registration or redemption of shares for sale, costs relating to disbursement of dividends, shareholder meetings, shareholder reports, and the maintenance of the Fund's legal existence.

Investment decisions for the Fund are made independently of those for other funds managed by Composite ("Composite Funds"). However, Composite may determine that the same security is suitable for more than one of the Composite Funds. If more than one of the funds is simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to price and amount in accordance with a formula considered to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability to participate in volume transactions may provide better executions for the Fund. It is the opinion of the Board of Trustees that these advantages, when combined with the personnel and facilities of Composite's organization, outweigh possible disadvantages which may exist from participation in simultaneous transactions.

The Trust have adopted a code of ethics that is intended to prevent access persons from conducting personal securities transactions that interfere with Fund portfolio transactions or otherwise take unfair advantage of their relationship to the Fund. In general, the personal securities transactions of individuals with access to information regarding Fund portfolio transactions must be pre-cleared by Composite's compliance officer and must not occur when similar transactions are contemplated by the Fund.

Glass-Steagall

The Glass-Steagall Act, among other things, generally prohibits member banks of the Federal Reserve System from engaging to any extent in the business of issuing, underwriting, selling or distributing securities and generally prohibits management interlocks and affiliations between member banks and companies engaged in certain activities. In a Statement of Policy dated September 1, 1982, the Federal Deposit Insurance Corporation concluded that the investment restrictions of the Glass-Steagall Act do not apply to banks or their affiliates if the banks are not members of the Federal Reserve System. [Neither] Washington Mutual Bank [, Great Western nor American Savings Bank] is [not] a member bank. Composite has advised the Fund that, in its view, the Glass-Steagall Act does not prohibit the activities of Composite and that it may perform the services for the Fund contemplated by the Investment Management Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Trustees and Officers of the Fund

The Board of Trustees is elected by the shareholders of the Trust, including the Fund. Interim vacancies may be filled by the current Trustees so long as at least two-thirds were previously elected by shareholders. The Board has

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


responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Trustees, in turn, elect the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Trust and their business experience for the past five years are set forth below. Unless otherwise noted, the address of each officer is 601 W. Main Avenue, Suite 300, Spokane, Washington 99201-0613.

WAYNE L. ATTWOOD, MD
Trustee
2931 S. Howard
Spokane, Washington 99203

Dr. Attwood is a retired doctor of internal medicine and gastroenterology in Spokane, Washington.

KRISTIANNE BLAKE
Trustee
705 W. 7th, Suite D
Spokane, Washington 99204

Mrs. Blake is president of Kristianne Gates Blake, PS, an accounting services firm specializing in personal financial planning and tax planning.

*ANNE V. FARRELL
Trustee
425 Pike Street, Suite 510
Seattle, Washington 98101

Mrs. Farrell is president and CEO of The Seattle Foundation (a charitable foundation). In addition, she serves as a director of Washington Mutual, Inc.

*MICHAEL K. MURPHY
Trustee
PO Box 3366
Spokane, Washington 99220-3366

Mr. Murphy is Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-Mix Concrete Company). In addition, he serves as a director of Washington Mutual, Inc.

*WILLIAM G. PAPESH
President and Trustee

Mr. Papesh is president and a director of Composite and [_______________] (the "Transfer Agent"), and an executive vice president and a director of Composite Funds Distributor, Inc. (the "Distributor").

DANIEL L. PAVELICH
Trustee
Two Prudential Plaza
180 North Stetson Avenue, Suite 4300
Chicago, Illinois 60601

Mr. Pavelich is Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm.

JAY ROCKEY
Trustee
2121 - Fifth Avenue
Seattle, Washington 98121

Mr. Rockey is Chairman and CEO of The Rockey Company (a regional public relations firm).

RICHARD C. YANCEY
Trustee
535 Madison Avenue
New York, New York 10022

Mr. Yancey is senior advisor to Dillon, Read & Co., Inc. (a registered broker-dealer and investment banking firm), New York, New York.

[ARTHUR H. BERNSTEIN, ESQ. (6/8/25)
Trustee
11661 San Vincente Blvd., #405
Los Angeles, California 90049

  Mr. Bernstein is President of Bancorp Capital Group, Inc. and President of Bancorp Venture Capital, Inc. since 1988. He has been a Trustee of Sierra Trust Funds since 1989.]

[DAVID E. ANDERSON (11/17/26)
Trustee
17960 Seabreeze Drive
Pacific Palisades, California 90272

  Retired, Former President & CEO GTE California, Inc. Currently involved in the following charitable organizations as a director on the following boards:
Board Chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past Campaign Chairman of United Way; Past Chairman, Los Angeles Area Chamber of Commerce. Holds BSEE degree from Iowa State.]

[EDMOND R. DAVIS, ESQ. (9/24/28)
Trustee
550 South Hope Street, 21st Floor
Los Angeles, California 90071-2604

  Partner, Brobeck, Phleger & Harrison. Joined the firm as a Partner in 1987 and is responsible for estate planning, and trusts and estate matters in the Los Angeles office. ]

[JOHN W. ENGLISH (3/27/33)
Trustee
50 H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640

Retired Vice President and Chief Investment Officer, the Ford Foundation (a non-profit charitable organization). Chairman of the Board and Director, The China Fund, Inc. (a closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund).]

[ALFRED E. OSBORNE, JR. PH.D. (12/7/44)
Trustee

110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481

  University professor, researcher and administrator at UCLA since 1972. Director, Times Mirror Company, ReadiCare, Inc., United States Filter Corporation, Nordstrom, Inc., Seda Specialty Packing Corporation and Greyhound Lines, Inc. Independent general partner, Technology Funding Venture Partners V. Governor of the National Association of Securities Dealers, Inc.]

  *These Trustees are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 because they are affiliated persons of the Fund, Composite, or the Distributor.

  GENE G. BRANSON
  Vice President
  601 West Main Avenue
  Spokane, Washington 99201

  Mr. Branson is a senior vice president and director of the Distributor and [Murphey Favre Securities Services, Inc. (the "Transfer Agent")] and a vice president and director of Composite.

  MONTE D. CALVIN, CPA
  Vice President and Treasurer

  Mr. Calvin is an executive vice president of the Transfer Agent and serves as the chief financial officer of the Fund.

  JEFFREY L. LUNZER, CPA
  Assistant Treasurer

  Mr. Lunzer is a vice president of the Transfer Agent.

  JOHN T. WEST, CPA
  Clerk

  Mr. West is a vice president of the Transfer Agent.

  The Fund is not expected to pay any remuneration to any of its officers, including Mr. Papesh, during the year ending December 31, 1998. The fund will pay Trustees' fees for the year ending December 31, 1998.

  As of March 1, 1998, officers, Trustees and their immediate families as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.

  Kristianne Blake, *Anne V. Farrell, *Michael K. Murphy, and Daniel L. Pavelich serve as members of the Board's audit committee. The committee meets periodically with the Fund's independent accountants and officers to review accounting principles used by the Fund and the adequacy of the Fund's internal controls.

  The investment committee performs interim functions for the Board of Trustees including dividend declaration and portfolio pricing matters. Members are *Anne
V. Farrell, *Michael K. Murphy, and Richard C. Yancey.

  The valuation committee is comprised of any two trustees or officers of the Trust and one or more portfolio managers, as designated by the Trusts' chairman, president, or vice president/treasurer . The committee is called upon to value any security held by the Fund whenever the security cannot otherwise be valued under the Trusts' guidelines for valuation.

  Responsibilities of the Board's nominating committee include preparing for and recommending replacements for any vacancies in the Board and initial review of policy issues regarding the size, composition and compensation of the Boards. Members of the nominating committee are Wayne L. Attwood, MD, Daniel L. Pavelich, and Jay Rockey.

  The Board's distribution committee is responsible for reviewing distribution activities and 12b-1 expenditures to determine that there is a reasonable likelihood the 12b-1 plan will benefit the Fund and its shareholders. The committee meets at least annually and is responsible for making recommendations to the Boards regarding renewal or changes to the distribution plans. Committee members are Wayne L. Attwood, MD, Kristianne Blake, Jay Rockey and Richard C. Yancey.

  *These trustees are considered "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, because they are either affiliated persons of the Trust, Composite or the Distributor.

  DISTRIBUTION SERVICES
  12b-1 Plan

  As discussed in the Prospectus, the Trustees of the Trust have approved plans for Class A, Class B and Class S shares of the Fund (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provide that investment companies may pay distribution expenses, directly or indirectly, according to a plan adopted by the Board of Trustees.

  Under the Plans, the Fund compensates the Distributor with a service fee at an annual rate of .25% of the average daily net assets of the Fund attributable to Class A, Class B and Class S shares, and a distribution fee at an annual rate of
 .75% of the Fund's average daily net assets attributable to Class B and Class S shares.

  Because the distribution fees under the Plans are not tied directly to its expenses, the amount of compensation may be more or less than the Distributor's actual expenses. For this reason, the Plans may be characterized by the staff of the Securities and Exchange Commission as being "compensation" plans. The Fund is not liable for any expenses incurred by the Distributor in excess of the amount of compensation it receives.

  The Distributor pays dealers an amount equal to an annual rate of .25% of total net assets of all Class A, Class B and Class S share accounts serviced by their representatives.

  Under the Plans, the Distributor will report at least quarterly to the Board of Trustees the amounts and purposes of all distribution expense payments. During the continuance of the Plans, as required by Rule 12b-1, the selection and nomination of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, of the Trust will be at the discretion of such disinterested Trustees then in office.

  The Plans have been approved unanimously by the Trustees including a majority of the disinterested Trustees who have no direct or indirect interest in the Plans ("Qualified Trustees"). The Plans will remain in effect for one year, may be terminated at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting securities of the applicable class of the applicable Fund and may be renewed from year to year thereafter only if approved by a vote of Qualified Trustees.

  Distributor

  The Distributor purchases shares of the Fund in a continuous offering to fill orders placed with it by investors and investment dealers. It purchases shares at net asset value and resells shares at the offering price in accordance with terms of the Distribution Contract with the Trust. The offering price may include a sales charge as discussed in the Prospectus under "How to buy shares." The Fund receives the entire net asset value of all of its shares sold.

The Distributor or designated dealer retains their appropriate portion of any initial sales charge. The Distributor pays sales commissions to dealers from its own resources for Class B and Class S sales and retains contingent deferred sales charge payments. The Distributor acts in a similar capacity for all other Composite Funds.

  The Distributor may compensate its sales people or selected dealers for shares sold without a sales charge according to various Class A "Net Asset Value Purchase" provisions. The compensation is based on a percentage of the net asset value of the shares sold.

  The Distributor may act as a broker on portfolio purchases and sales should it become a member of a securities exchange.

  The Fund bears the cost of registering its shares with federal and state securities commissions and printing prospectuses and statements of additional information sent to its existing shareholders. The Distributor pays for information intended for potential shareholders.

  Transfer Agent

  The Transfer Agent furnishes necessary personnel and other transfer agent services required by the Fund. At the date of this Statement of Additional Information, the monthly shareholder servicing fee is [$____] per Class A account and [$____] per Class B account and [$____] for each Class S account in the Fund. All requests for transfer of shares should be directed to the Trust or to the Transfer Agent.

  HOW SHARES ARE VALUED

  Investment securities are valued on the basis of valuations provided by an independent pricing service, approved by the Board of Trustees, which uses information with respect to valuations based upon transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities in determining value. Investment securities not currently quoted as described above will be priced at fair market value as determined in good faith in a manner prescribed by the Board of Trustees. For more information, see the Prospectus.

  HOW SHARES CAN BE PURCHASED

  Information concerning the purchase of shares is discussed under "How to Buy Shares" in the Prospectus. Shares of each class of the Fund are sold in a continuous offering and may be purchased from the Distributor or a designated dealer at the public offering price, which is the net asset value per share next determined after receipt of a properly completed purchase order, plus, in the case of Class A shares, an initial sales charge which is a percentage of the public offering price and varies as shown in the Prospectus. The Distributor or designated dealer retains their appropriate portion of the initial sales charge.

  Class B shares are sold without an initial sales charge but are subject to higher ongoing distribution and service fees and may be subject to a contingent deferred sales charge if redeemed within six years of purchase. The current contingent deferred sales charge schedule is shown in the Prospectus.

  Class I shares are sold exclusively to the various investment portfolios of [Sierra] Asset Management Portfolios.

  Class S shares are sold exclusively to investors who open [SAM] accounts. Class S shares are sold without an initial sales charge but are subject to higher ongoing distribution and service fees and may be subject to a contingent sales charge if redeemed within six years of purchase. The current contingent deferred sales charge is shown in the Prospectus.

  The minimum initial investment for the Fund is currently $1,000 ($500 in IRA accounts), and additional investments should be at least $50 (unless the transaction is via a systematic investment program where the initial and additional monthly investments must be at least $50). Investments made by an agent or fiduciary (such as a bank trust department, investment adviser, broker, or employee benefit or retirement plan), pursuant to a periodic investment plan, may have the minimum purchase requirements on initial and subsequent investments waived.

  Shareholders who have redeemed Class A shares initially subject to a sales charge may reinvest their redemption proceeds in Class A shares of any Composite Fund at net asset value provided that reinvestment is effected within 120 days of the redemption. Contingent deferred sales charges assessed on any redemption may be reimbursed if such proceeds are reinvested in shares of the same class within 120 days. The shareholder is responsible for notifying the Transfer Agent of such reinvestments. If a loss is realized on the redemption of Fund shares, the reinvestment may be subject to the "wash sale" rule, resulting in a disallowance of such loss for federal income tax purposes.

  Class A shares may be sold at net asset value and in any amount to current and retired directors, officers and employees of Washington Mutual, Inc., its affiliates (including Composite, the Distributor, and the Transfer Agent), and their children, step-children, grandchildren, step-grandchildren and parents, as well as to any trust, pension, profit-sharing or other benefit plan for such persons. The foregoing privilege is also extended to directors, officers, and employees of other companies which enter into selling arrangements with the Distributor. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption by the Fund.

  The Fund may also issue Class A shares at net asset value in connection with the acquisition of assets, merger or consolidation with, another investment company, or to shareholders in connection with reinvestment of income dividends and capital gain distributions. Qualified employee benefit plans (including SEPs and SIMPLEs) that have more than 10 participants or that have more than $25,000 invested in those Composite Funds offered with an initial or contingent deferred sales charge are also entitled to buy Class A shares without a sales charge. Individual retirement accounts that are not part of an employee benefit plan are ineligible for this privilege. [In addition, shareholders of mutual funds (other than money market funds), may redeem those shares and use their sale proceeds to purchase Class A shares of a Composite Fund at net asset value provided the proceeds are reinvested within 90 days of such sale and proof of the sale is provided.]

  The Distributor may enter into arrangements with brokers, dealers or registered investment advisers to sell Class A shares at net asset value for use in particular investment products made available to their clients. The other parties may charge their clients a fee for these products.

  Purchase Plans

  Cumulative Discounts: The initial sales charges on Class A shares are applicable to purchases made at one time by a "purchaser" who may be one of the following: an individual, and/or the individual's spouse, and/or children (including step-children) under age 21; a trustee or other fiduciary of a single trust estate or single fiduciary account; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; or any other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be identified as originating from a qualifying "purchaser." Upon such notification, the investor will receive the lowest applicable sales charge. Discounts may be modified or terminated at any time.


  The Fund's Class A shares may also be purchased at the reduced sales charge based on Composite Fund shares currently owned by the investor (excluding [Class A] shares of Composite Money Market Fund, Composite Tax-Exempt Money Market Fund and California Money Fund (a series of the Sierra Trust Funds), unless exchanged from another Composite Fund). The sales charge reduction is determined by adding the value of all Composite Fund

Class A shares (at maximum offering price) and Class B shares (at net asset value) to the amount of the Fund's shares being purchased.

  Letter of Intent: This Letter provides for a price adjustment depending upon the actual amount purchased within a 13-month period. If total investments under the Letter exceed the intended amount and thereby qualify for a lower initial sales charge, a retroactive price adjustment is made and the difference is used to purchase additional shares. A shareholder may include the value of all of Class A shares (at maximum offering price) and Class B shares (at net asset value) held by such shareholder in Composite Funds (excluding Composite Money Market Fund, Composite Tax-Exempt Money Market Fund and California Money Fund (a series of the Sierra Trust Funds), unless exchanged from another Composite Fund) that were held on the effective date of the Letter of Intent as an "accumulation credit" toward completion of the Letter.

  The Letter of Intent, which imposes no obligation to purchase or sell additional shares, provides that 5% of the amount of the intended purchase will be held in escrow (in the form of shares) pending completion of the Letter.

  Certificates

  Ordinarily certificates for shares purchased will not be issued unless requested by the investor. There is no charge for such issuance.

  REDEMPTION OF SHARES

  When the Fund or Transfer Agent receives: 1) a written request in proper form, for redemption of shares, and 2) the return of any issued certificates for shares being redeemed, a check for payment of shares will normally be sent the next business day, and no later than seven business days, except as indicated below. If the account is pre-authorized for telephone transfer, payment may be made to a designated bank account or broker, providing such accounts are identically registered. Telephone redemptions may also be directed to the shareholder's address of record. No wire fee will be charged for transfers to Washington Mutual Bank [, Great Western] or Seafirst Bank. There is a $10.00 transmittal wire fee (which is subject to change) to wire to all other banks. This fee will be subtracted from the account balance prior to making the transfer. You should be aware that certain banks also charge a receiving wire fee which is beyond the control of the Transfer Agent.

  If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority must be submitted before the request will be accepted.

  Shares tendered for redemption will be redeemed at the net asset value next determined less any applicable contingent deferred sales charge as described in the Prospectus under "How to Buy Shares." The amount received may be more or less than the cost of the shares, depending on fluctuations in the market value of securities owned by the Fund. If the shares have been purchased recently, this redemption payment may be delayed until the Transfer Agent is reasonably satisfied that the instrument used in the purchase (e.g., a check) has been collected, which may take up to 14 days.

  As discussed in the prospectus, the [Class A,] Class B [and Class S] contingent deferred sales charge may be waived under certain circumstances. In addition to the specific cases outlined in the Prospectus, the charge may be waived for any total or partial redemption in connection with a lump-sum or other distribution from an Individual Retirement Account ("IRA"), a custodial account maintained pursuant to Section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("IRC") or a qualified pension or profit sharing plan ("Retirement Plans") following retirement or, in the case of an IRA or Keogh Plan or custodial account pursuant to IRC section 403(b)(7), after attaining age 59 1/2. The charge also may be waived on any redemption which results from a tax-free return of an excess contribution pursuant to section 408(d)(4) or (5) of the IRC, the return of excess deferral amounts pursuant to IRC section 401(k)(8) or 402(g)(2), or from the death or disability of the employee. In summary, the CDSC may be waived on redemptions of shares which constitute Retirement Plan distributions which are permitted to be made without penalty pursuant to the IRC, other than tax-free rollovers or transfers of assets.

  EXCHANGE PRIVILEGE

  Shareholders may exchange shares of the Fund for the same class of shares in any other Composite Fund. In addition Class B shares may be exchanged for Class S shares, and Class S shares may be exchanged for Class B shares of [Sierra] Asset Management Portfolios. A brief discussion of such privileges is in the Prospectus under "Exchanges for other Composite Funds." Exchanges will be made at the respective net asset values in effect on the date of such exchange. Shares previously subject to an initial sales charge may be exchanged without incurring any additional initial or contingent deferred sales charge. Any gains or losses realized on an exchange should be recognized for federal income tax purposes, as required. This privilege is not an option or right to purchase securities but is a revocable privilege permitted under the present policy of the Fund. This privilege is not available in any state or other jurisdiction where the shares of the Composite Fund into which the transfer is to be made are not available for sale, or when the value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus. The Fund reserves the right to terminate or end the privilege of any shareholder who attempts to use the privilege to take advantage of short-term swings in the market. An investor may exchange some or all of his shares in the Fund for the same class of any other Composite Fund.

  SERVICES PROVIDED BY THE FUND

  Systematic Withdrawal Plan

  As described in the Prospectus, the Fund offers a Systematic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this plan are reinvested in additional shares. Since withdrawal payments represent the proceeds from sales of shares, any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 25th day of each month preceding payment, and payments will be mailed within three business days thereafter.

  The Systematic Withdrawal Plan may involve the use of principal and is not a guaranteed annuity. Payments under such a plan do not represent income or a return on investment but instead are made from the redemption of Fund shares. Naturally, withdrawals that continually exceed reinvested dividend income and capital gains will eventually exhaust the account.

  Class B [or Class S] shareholders who establish a Systematic Withdrawal Plan may make annual redemptions of up to 12% of the value of the account, measured at the time the plan is established, without paying a contingent deferred sales charge.

  A Systematic Withdrawal Plan may be terminated at any time by directing a written request to the Trust or the Transfer Agent. Upon termination, all future dividends and capital gain distributions will continue to be reinvested in additional shares unless a shareholder requests otherwise.

  TAX-SHELTERED RETIREMENT PLANS

  As described in the Prospectus, shares of the Fund may be purchased as an investment medium for various tax-sheltered retirement plans. The amounts of contributions to such plans are generally limited by the Internal Revenue Code. Each of these plans involves a long-term commitment of assets, and participants may be subject to possible regulatory penalties for excess contributions, premature distributions, or for insufficient distributions after age 70 1/2.

  Qualified Retirement Plans

  Self-employed individuals (as sole proprietors or partnerships) or corporations may wish to purchase Fund shares in a retirement plan. Investors may obtain information regarding these plans by contacting an investment representative or the Trust.

  Individual Retirement Accounts (IRAs)

  IRA contributions are invested when received. However, individuals establishing a new IRA plan may rescind their plan within seven days. In the event of such termination, their entire purchase price will be refunded by the Distributor provided they notify the Distributor of their desire to rescind the purchase. Termination during the seven-day period through regular redemption rather than through rescission will result in adverse tax consequences. Internal Revenue Service regulations prohibit revocation of rollover contributions. Any losses derived through rescission will be absorbed by the Distributor.

  Persons who request information regarding IRA plans will be provided with application forms and information regarding eligibility and permissible contributions.

  IRA Custody Agreement and Service Charges

  The IRA plan provides that the Distributor will furnish custodial services either as agent for Washington Mutual Bank or as the named custodian. There are set annual fees for IRA plans per participant unless made under an employer-sponsored plan, in which case the custodial fee is negotiable. If custodial fees are not paid annually by separate check, shares will automatically be liquidated to cover such fees.

  Unless participants elect otherwise, any capital gain distributions and income dividends are reinvested on the ex-dividend date in full and fractional shares of the Fund at net asset value.

  IRA Bonuses

  "IRA Bonuses" may periodically be credited to IRA accounts for contributions, transfers and/or rollovers. Payments will be made at a uniform rate determined by the Distributor or its affiliates and will be based on the value of the rollovers and/or transfers. IRA Bonuses are not paid by the Fund.

  DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Fund intends to continue to conduct its business and maintain the necessary diversification of assets and source of income requirements to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code, the Fund is accorded conduit or "pass through" treatment for federal income tax purposes during each year in which it (i) derives at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(ii) distributes at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year; and (iii) diversifies its holdings so that, at the end of each fiscal quarter, at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Furthermore, if the Fund distributes 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending October 31 (or later, if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will not be subject to excise tax on undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends to distribute such amounts as necessary to avoid federal income and excise taxes.

  Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities, including losses carried forward from prior years. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) distributed to shareholders. One rate (generally 28%) applies to gains on capital assets held for more than one year but not more than 18 months ("27% rate gains") and a second, preferred rate (generally 20%) applies to the balance of such gains ("adjusted net capital gains"). Distributions of 28% rate gains and adjusted net capital gains will be taxable to a shareholder as such, whether received in cash or shares of the Fund and regardless of how long a shareholder has held shares in the Fund. Because long-term capital gain distributions reduce the value of the shares, losses may occur upon subsequent sale. Special holding period requirements may make losses long-term rather than short-term under the Code.

  Advice as to the tax status of each year's dividends and distributions will be mailed annually to each shareholder. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state and local taxes. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

  The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 28% rate gain if the shares have been held for more than 12 months but not more than 18 months, and as adjusted net capital gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

  Income dividends and capital gain distributions recorded and made shortly after a purchase of shares by an investor will have the effect of reducing the net asset value per share by the per share amount of the distribution. Such distributions are, nevertheless subject to income taxes, despite the fact that this is, in effect, a return of capital.

  INVESTMENT PRACTICES

  High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

  High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities are generally more sensitive to adverse economic or individual developments than more highly rated investments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

  The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if Composite believes doing so would help further the Fund's objective.

  INVESTMENT RESTRICTIONS

  While many decisions of Composite depend on flexibility, there are several principles so fundamental to the Fund's philosophy that neither they, nor the investment objective, may be changed without a vote of a majority of the outstanding shares of the Fund.

  The Fund may not:

  . invest more than 5%* of its total assets in any single issuer other than U.S. government securities, except that up to 25% of the Fund's assets may be invested without regard to this 5% limitation;

  . acquire more than 10%* of the voting securities of any one company;

  . invest in real estate or commodities;

  . invest in oil, gas or other mineral leases;

  . invest more than 25%* of its assets in any single industry;**

  . buy securities on margin, mortgage or pledge its securities;

  . act as underwriter of securities issued by others;

  . borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes);

  . lend money (except for the execution of repurchase agreements);

  . issue senior securities.

  *Percentage at the time the investment is made.

     In addition, as a matter of non-fundamental policy the Fund may not invest more than 15%* of its net assets in illiquid securities.

  PERFORMANCE INFORMATION

  Yield

  The Fund's current yield used in advertising is calculated by dividing net investment income per share (annualized) for a stated 30-day period by the Fund's maximum offering price (including, in the case of Class A shares, the 4.5% maximum sales charge) at the end of the period. Yields will generally be lower for Class B shares than Class A shares because of the higher distribution expenses incurred by Class B shares. Yields will be quoted for each class of shares in any advertisement presenting the yield of either class.

  Interest income for yield purposes is calculated by computing interest income based on standardized methods applicable to mutual funds. In general, interest income is reduced on a daily basis with respect to bonds trading at a premium over par value by a portion of that premium, or increased similarly with respect to bonds trading at a discount.

  Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal the income paid to your account or the income reported in the financial statements.

  Distribution Rate

  The Fund may quote a distribution rate in sales literature. The distribution rate is calculated by dividing the actual ordinary income dividends per share (annualized) over a one-month or twelve-month period by the maximum offering price at the end of the period.

  Total Returns

  Except as otherwise noted, total returns quoted in advertising include the effect of applicable sales charges, reinvesting dividends and capital gain distributions (at net asset value), and any change in net asset value per share over the period.

  Average annual total returns are calculated by determining the change in value of a hypothetical investment over a stated period of time and then calculating the annual compounded rate of return that would have produced the same result had the rate of growth or decline in value been constant over the entire period.


  Cumulative total return is the simple change in value of a hypothetical investment over a stated period of time. The cumulative total return may be quoted as a percentage or a dollar amount and may be presented numerically or in a table, graph, or similar illustration.

  The total returns are to be calculated as follows:

  Average annual total return: ERV = P(1+A)/n/
  Cumulative total return (as a percentage): T = (ERV-P)/P

  Where:

  P = a hypothetical initial investment of $1,000
  A = average annual total return
  T = total return
  n = number of years
  ERV = ending redeemable value of a $1,000 hypothetical investment

  Comparative Performance Data

  Fund literature may occasionally refer to information about the Fund which is published by mutual funds rating services. Comparisons to fund performance may be made to various market, economic or other indices. Industry publications may also be referred to from time to time.

  BROKERAGE ALLOCATIONS AND PORTFOLIO TRANSACTIONS

  Under terms of the Investment Management Agreement, Composite acts as agent for the Fund in entering orders with broker-dealers to execute portfolio transactions and in negotiating commission rates where applicable. Decisions as to eligible broker-dealers are approved by the president of the Trust.

  In executing portfolio transactions and selecting broker-dealers, Composite shall use its best efforts to seek, on behalf of the Fund, the best overall terms available. In assessing the best overall terms available for any transaction, Composite may consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the size of the transaction, the timing of the transaction, the reputation, financial condition, experience and execution capability of a broker-dealer, and the amount of the commission and the value of any brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided by a broker-dealer.

  Composite is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund. This commission may be in excess of the amount of commission another broker or dealer would have charged for effecting the transaction if Composite determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of that particular transaction or in terms of the overall responsibilities of Composite to the Fund and/or other accounts over which Composite exercises investment discretion. Composite may commit to pay commission dollars to brokers or financial institutions for specific research materials or products that it considers useful in advising the Fund and/or its other clients. Research services furnished to Composite include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of Composite's staff, and personal visits by such analysts, brokerage strategists and economists to Composite's office.

  Some of these services are of value to Composite in advising clients, although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid to Composite is not reduced because it receives those services, even though it might otherwise be required to purchase these services for cash.

  The staff of the Securities and Exchange Commission has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, Composite believes that the facilities, expert personnel and technological systems of a broker often enable the Fund to secure a net price by dealing with a broker that is as good as or better than the price the Fund could have received from a principal market maker, even after payment of the compensation to the broker. Composite places its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

  None of the brokers with whom the Fund deal have any interest in Composite or the Distributor. The Distributor did not execute any portfolio orders for the Fund during the fiscal year, nor did the Distributor or Composite receive any direct or indirect compensation as a result of portfolio transactions of the Fund. Shares may be sold by brokers who execute portfolio transactions for the Trust; however, no brokerage fees will be allocated for such sales.

  The Fund intends to actively manage the portfolio to take advantage of anticipated movements in the general level of interest rates and temporary disparities in the normal yield relationship between two securities.

  GENERAL INFORMATION

  Voting Privileges

  Although the Trust is not required to hold annual meetings of shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

  Custodian

  The securities and cash owned by the Fund are held in safekeeping by Investors Fiduciary Trust Company ("IFTC"), 127 West 10th, Kansas City, MO 64105. IFTC is a wholly owned subsidiary of State Street Bank. The custodian's responsibilities include collecting dividends, interest and principal payments on the Fund's investments.

  Independent Public Accountants

  The firm of LeMaster & Daniels PLLC, Certified Public Accountants, has been selected as the independent public accountants of the Fund. LeMaster & Daniels performs audit services for the Fund including the examinations of the financial statements included in annual reports to shareholders, which are incorporated by reference into this statement of additional information.

  Portfolio Manager Commentary

  In communications with the public, portfolio managers may discuss the economic outlook for the Fund, which might include a discussion of specific securities in which the Fund may invest, and/or specific characteristics of each investment portfolio.

                                     PART C
                                     ------


     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                              THE COMPOSITE FUNDS
                                   FORM N-1A


                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

        (a)     Index to Financial Statements and Supporting Schedules:

                (1)     Financial Statements:

                        Not Applicable.

                (2)     Supporting Schedules:

                        Not Applicable.

Exhibits.

     (1) Form of Amended and Restated Agreement and Declaration of Trust dated as of September 19, 1997, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

     (2) By-Laws of The Composite Funds, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, are incorporated by reference herein.

     (3)        None

     (4) (a) (See Exhibit (1)) Article III (Shares), Article IV (Shareholders' Voting Powers and Meetings) and Article VI (Net Income, Distributions, and Redemptions and Repurchases) of the Amended and Restated Agreement and Declaration of Trust.

                (b) (See Exhibit (2)) Article 10 (Provisions Relating to the Conduct of the Trust's Business ) and Article 11 (Shareholders' Voting Powers and Meetings) of the By-Laws.

     (5) Form of Investment Management Agreement between the Trust and Composite Research & Management Co. with respect to the High Yield Fund, filed herewith.

     (6) (a)(i) Form of Distribution Contract and Distribution Plan with Composite Funds Distributor, Inc. (assuming shareholder approval of proposed charges) originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

                (a)(ii) Form of Distribution Contract and Distribution Plan with Composite Funds Distributor, Inc. (assuming no shareholder approval of proposed charges), originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

                (b) Form of Selected Dealer Agreement, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

     (7)        None

     (8) Form of Custody Agreement with Investors Fiduciary Trust Company, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

     (9) Transfer Agency Agreement, dated as of __________, 1998 between the Trust and [____________________], to be filed by amendment.

     (10) Opinion and consent of counsel as to legality of securities being issued, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

     (11)       Not applicable.

     (12)       None.

     (13)       None.

     (14)       None.

     (15)       See Exhibit 6.

     (16)       Not applicable.

     (17)       Not applicable.

     (18) Multi-Class Plan adopted pursuant to Rule 18f-3, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, originally filed as an exhibit to Post-Effective Amendment No. 67 on September 30, 1997, is incorporated by reference herein.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

     The Registrant is operated under the supervision of Composite Research & Management Co. ("Composite Research"). Composite Research is affiliated with Murphey Favre Securities Services, Inc., which serves as transfer agent for the Registrant. An affiliate of Composite Research, Composite Funds Distributor, Inc. serves as the principal underwriter and distributor for the Registrant.

     Composite Research, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. serve in their same capacities for the four other registered investment companies (constituting [36] portfolios).

     Composite Research, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.

Item 26.  Number of Holders of Securities

--------------------------------------------------------------------------------
                                             NUMBER OF RECORD HOLDERS
          TITLE OF SERIES                    (AS OF DECEMBER 31, 1997)
          ---------------                    ------------------------
--------------------------------------------------------------------------------
                               CLASS A   CLASS B   CLASS S   CLASS I
                               SHARES    SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Composite High Yield Fund
--------------------------------------------------------------------------------

Item 27.  Indemnification.

     Reference is made to Article VIII, Section 1 of the Amended and Restated Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") of the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor.

     Registrant's Investment Advisor is Composite Research & Management Co. (the "Advisor"), a wholly-owned subsidiary of Washington Mutual, Inc., a Washington corporation. The Advisor serves in that capacity for the four other registered investment companies (constituting [36] portfolios).

Item 29.  Principal Underwriters.

     The principal underwriter for the Registrant is Composite Funds Distributor, Inc. which also serves in the same capacity for the four other registered investment companies (constituting [36] portfolios).

Item 30.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant at 601 West Main Avenue, Suite 300, Spokane, Washington 99201. The Registrant's custodian activities are performed at Investors Fiduciary Trust Company ("IFTC"), 127 West 10th, Kansas City, Missouri 64105.

Item 31.  Management Services.

     Registrant is not a party to any management related contract, other than as set forth in the Prospectus.

Item 32.  Undertakings.

     (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 2nd day of December, 1997.

                              The Composite Funds


                              WILLIAM G. PAPESH*
                              ---------------------------------
                              William G. Papesh, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


   SIGNATURE                  TITLE                    DATE

WILLIAM G. PAPESH*            President and            December 2, 1997
-----------------------       Trustee
William G. Papesh


MONTE D. CALVIN               Vice President and
-----------------------       Treasurer                December 2, 1997
Monte D. Calvin



WAYNE L. ATTWOOD, M.D.*       Trustee                  December 2, 1997
-----------------------
Wayne L. Attwood, M.D.


KRISTIANNE BLAKE*             Trustee                  December 2, 1997
-----------------------
Kristianne Blake

ANNE V. FARRELL*              Trustee                  December 2, 1997
-----------------------
Anne V. Farrell

MICHAEL K. MURPHY*            Trustee                  December 2, 1997
-----------------------
Michael K. Murphy

DANIEL PAVELICH*              Trustee                  December 2, 1997
-----------------------
Daniel Pavelich

JAY ROCKEY*                   Trustee                  December 2, 1997
-----------------------
Jay Rockey

RICHARD C. YANCEY*            Trustee                  December 2, 1997
-----------------------
Richard C. Yancey

*By: MONTE D. CALVIN
     ---------------------------------
     Monte D. Calvin
     Attorney-in-Fact
     Pursuant to Power of Attorney

                                 Exhibit Index


EXHIBIT NO.

5 Form of Investment Management Agreement between the Trust and Composite Research & Management Co. with respect to the High Yield Fund.